LOANS, NET (Details 1) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Loans, Net [Line Items]
Write-offs			S/ (1,426,201)	S/ (1,612,138)
Balances at the end of the period		S/ 109,960,624	99,764,914
Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		105,552,681
Transfer to Stage 2		(3,900,592)
Transfer to Stage 3		(876,697)
Transfer from Stage 2		1,825,529
Transfer from Stage 3		65,218
Transfers between classes of loans		0
New loans and liquidation, net		9,976,765
Write-offs		(305,248)
Sale of loan portfolio		(70)
Exchange differences and others		870,603
Balances at the end of the period		113,208,189
Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		7,870,109
Transfer to Stage 1		(1,825,529)
Transfer to Stage 3		(834,918)
Transfer from Stage 1		3,900,592
Transfer from Stage 3		56,100
Transfers between classes of loans		0
New loans and liquidation, net		3,279,220
Write-offs		(361,574)
Sale of loan portfolio		(218)
Exchange differences and others		94,138
Balances at the end of the period		12,177,920
Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		6,243,717
Transfer to Stage 1		(65,218)
Transfer to Stage 2		(56,100)
Transfer from Stage 1		876,697
Transfer from Stage 2		834,918
Transfers between classes of loans		0
New loans and liquidation, net		(499,371)
Write-offs		(874,055)
Sale of loan portfolio		(197,623)
Exchange differences and others		53,789
Balances at the end of the period		6,316,754
Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		119,666,507
Transfers between classes of loans		0
New loans and liquidation, net		12,756,614
Write-offs		(1,540,877)
Sale of loan portfolio		(197,911)
Exchange differences and others		1,018,530
Balances at the end of the period	[1]	131,702,863
Commercial loans [Member]
Disclosure of Loans, Net [Line Items]
Write-offs			(217,160)	(143,871)
Balances at the end of the period		63,609,988	58,455,548
Commercial loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		70,538,767
Transfer to Stage 2		(2,216,860)
Transfer to Stage 3		(187,558)
Transfer from Stage 2		807,179
Transfer from Stage 3		18,884
Transfers between classes of loans		379,440
New loans and liquidation, net		4,184,442
Write-offs		(7,895)
Sale of loan portfolio		0
Exchange differences and others		693,669
Balances at the end of the period		74,210,068
Commercial loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		3,549,605
Transfer to Stage 1		(807,179)
Transfer to Stage 3		(306,268)
Transfer from Stage 1		2,216,860
Transfer from Stage 3		16,587
Transfers between classes of loans		45,734
New loans and liquidation, net		2,769,685
Write-offs		(4,795)
Sale of loan portfolio		0
Exchange differences and others		49,877
Balances at the end of the period		7,530,106
Commercial loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		3,253,560
Transfer to Stage 1		(18,884)
Transfer to Stage 2		(16,587)
Transfer from Stage 1		187,558
Transfer from Stage 2		306,268
Transfers between classes of loans		(33,127)
New loans and liquidation, net		(156,568)
Write-offs		(102,350)
Sale of loan portfolio		(57,956)
Exchange differences and others		36,986
Balances at the end of the period		3,398,900
Commercial loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		77,341,932
Transfers between classes of loans		392,047
New loans and liquidation, net		6,797,559
Write-offs		(115,040)
Sale of loan portfolio		(57,956)
Exchange differences and others		780,532
Balances at the end of the period	[1]	85,139,074
Residential mortgage loans [Member]
Disclosure of Loans, Net [Line Items]
Write-offs			(10,662)	(7,877)
Residential mortgage loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		14,119,221
Transfer to Stage 2		(416,937)
Transfer to Stage 3		(159,561)
Transfer from Stage 2		151,660
Transfer from Stage 3		11,333
Transfers between classes of loans		14,782
New loans and liquidation, net		2,216,512
Write-offs		(126)
Sale of loan portfolio		(70)
Exchange differences and others		112,296
Balances at the end of the period		16,049,110
Residential mortgage loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		569,685
Transfer to Stage 1		(151,660)
Transfer to Stage 3		(123,255)
Transfer from Stage 1		416,937
Transfer from Stage 3		6,586
Transfers between classes of loans		240
New loans and liquidation, net		1,302
Write-offs		(142)
Sale of loan portfolio		(218)
Exchange differences and others		43,074
Balances at the end of the period		762,549
Residential mortgage loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		862,645
Transfer to Stage 1		(11,333)
Transfer to Stage 2		(6,586)
Transfer from Stage 1		159,561
Transfer from Stage 2		123,255
Transfers between classes of loans		353
New loans and liquidation, net		(116,995)
Write-offs		(11,115)
Sale of loan portfolio		(49,908)
Exchange differences and others		9,156
Balances at the end of the period		959,033
Residential mortgage loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		15,551,551
Transfers between classes of loans		15,375
New loans and liquidation, net		2,100,819
Write-offs		(11,383)
Sale of loan portfolio		(50,196)
Exchange differences and others		164,526
Balances at the end of the period	[1]	17,770,692
Micro-business loans [Member]
Disclosure of Loans, Net [Line Items]
Write-offs			(437,594)	(606,546)
Micro-business loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		11,561,250
Transfer to Stage 2		(612,647)
Transfer to Stage 3		(325,773)
Transfer from Stage 2		412,930
Transfer from Stage 3		13,543
Transfers between classes of loans		(360,158)
New loans and liquidation, net		1,664,637
Write-offs		(152,431)
Sale of loan portfolio		0
Exchange differences and others		34,789
Balances at the end of the period		12,236,140
Micro-business loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,986,325
Transfer to Stage 1		(412,930)
Transfer to Stage 3		(205,492)
Transfer from Stage 1		612,647
Transfer from Stage 3		8,582
Transfers between classes of loans		(45,172)
New loans and liquidation, net		176,717
Write-offs		(156,322)
Sale of loan portfolio		0
Exchange differences and others		706
Balances at the end of the period		1,965,061
Micro-business loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,295,025
Transfer to Stage 1		(13,543)
Transfer to Stage 2		(8,582)
Transfer from Stage 1		325,773
Transfer from Stage 2		205,492
Transfers between classes of loans		32,923
New loans and liquidation, net		(151,256)
Write-offs		(357,753)
Sale of loan portfolio		(75,916)
Exchange differences and others		5,793
Balances at the end of the period		1,257,956
Micro-business loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		14,842,600
Transfers between classes of loans		(372,407)
New loans and liquidation, net		1,690,098
Write-offs		(666,506)
Sale of loan portfolio		(75,916)
Exchange differences and others		41,288
Balances at the end of the period	[1]	15,459,157
Consumer loans [Member]
Disclosure of Loans, Net [Line Items]
Write-offs			(760,785)	S/ (853,844)
Balances at the end of the period		13,326,489	S/ 11,929,722
Consumer loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		9,333,443
Transfer to Stage 2		(654,148)
Transfer to Stage 3		(203,805)
Transfer from Stage 2		453,760
Transfer from Stage 3		21,458
Transfers between classes of loans		(34,064)
New loans and liquidation, net		1,911,174
Write-offs		(144,796)
Sale of loan portfolio		0
Exchange differences and others		29,849
Balances at the end of the period		10,712,871
Consumer loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,764,494
Transfer to Stage 1		(453,760)
Transfer to Stage 3		(199,903)
Transfer from Stage 1		654,148
Transfer from Stage 3		24,345
Transfers between classes of loans		(802)
New loans and liquidation, net		331,516
Write-offs		(200,315)
Sale of loan portfolio		0
Exchange differences and others		481
Balances at the end of the period		1,920,204
Consumer loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		832,487
Transfer to Stage 1		(21,458)
Transfer to Stage 2		(24,345)
Transfer from Stage 1		203,805
Transfer from Stage 2		199,903
Transfers between classes of loans		(149)
New loans and liquidation, net		(74,552)
Write-offs		(402,837)
Sale of loan portfolio		(13,843)
Exchange differences and others		1,854
Balances at the end of the period		700,865
Consumer loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		11,930,424
Transfers between classes of loans		(35,015)
New loans and liquidation, net		2,168,138
Write-offs		(747,948)
Sale of loan portfolio		(13,843)
Exchange differences and others		32,184
Balances at the end of the period	[1]	S/ 13,333,940

[1]	Movement of gross balance of loan portfolio includes the balance of direct and indirect loans and banker’s acceptances for approximately S/109,960.6 million, S/20,774.3 million and S/968.0 million, respectively, at December 31, 2018 (approximately S/99,764.9 million, S/19,369.6 million and S/532.0 million, respectively, at January 1, 2018). Banker’s acceptances are included in “Banker’s acceptances outstanding " caption of the consolidated statement of financial position.